UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               --------------

     This Amendment (Check only one.):   [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report: Royal Bank of Canada (Caribbean) Corporation


Name:  Royal Bank of Canada (Caribbean) Corporation
       2nd Floor, Building 2
       Chelston Park
       Collymore Rock
       St. Michael
       Barbados


Form 13F File Number: 028-31176
                      ---------------------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:  Arlita Stewart
Title: Chief Operating Officer
Phone  (246) 467 4334

        /s/ Arlita Stewart          Bidgetown, Barbados     5/16/2006
----------------------------------------------------------------------
            [Signature]                [City, State]         [Date]

Name:  Gordon Anderson
Title: Chief Operating Officer
Phone  (246) 467 4346

                                    Bidgetown, Barbados
-----------------------------------------------------------------------
            [Signature]                [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None


     Form 13F File Number                 Name

     28-  -----------------------------   ------------------------------



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
                                       -----------------------------------------

-------

Form 13F Information Table Entry Total:     80
                                        ----------------------------------------

-------

Form 13F Information Table Value Total: US $84,451
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     1.   Royal  Bank  of  Canada  -  028-11396

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
Aetna Inc.                     COM              00817Y108   511056   10400          Defined 1         10400      0    0
Aflac Inc.                     COM              001055102   555099   12300          Defined 1         12300      0    0
Air Products & Chemicals Inc.  COM              009158106   248603    3700          Defined 1          3700      0    0
American Express Co.           COM              025816109   961665   18300          Defined 1         18300      0    0
American International Group   COM              026874107  1130139   17100          Defined 1         17100      0    0
Inc.
American Standard Companies    COM              029712106   355738    8300          Defined 1          8300      0    0
Inc.
Anheuser-Busch Companies Inc.  COM              035229103   295113    6900          Defined 1          6900      0    0
Apple Computers Inc.           COM              037833100   413952    6600          Defined 1          6600      0    0
Autoliv Inc.                   COM              052800109   876990   15500          Defined 1         15500      0    0
Bank of America Corp.          COM              060505104   869814   19100          Defined 1         19100      0    0
Baxter International Inc.      COM              071813109   248384    6400          Defined 1          6400      0    0
Berkshire Hathaway Class B     CL B             084670207   301200     100          Defined 1           100      0    0
Biomet Inc.                    COM              090613100   983904   27700          Defined 1         27700      0    0
Cadbury Schweppes Plc (ADR)    ADR              127209302   368000    9200          Defined 1          9200      0    0
Canon Inc. (ADR)               ADR              138006309  1367235   20700          Defined 1         20700      0    0
Chile Fund                     COM              168834109  1038200   58000          Defined 1         58000      0    0
Cisco Systems Inc.             COM              17275R102   444235   20500          Defined 1         20500      0    0
Citigroup Inc.                 COM              172967101   780853   16533          Defined 1         16533      0    0
Coca-Cola Co.                  COM              191216100   297277    7100          Defined 1          7100      0    0
CVS Corp.                      COM              126650100   403245   13500          Defined 1         13500      0    0
Dean Foods Co.                 COM              242370104   236863    6100          Defined 1          6100      0    0
Dell Inc.                      COM              24702R101   871968   29300          Defined 1         29300      0    0
DIAMONDS Trust Series 1        UNIT SER 1       252787106   178096    1600          Defined 1          1600      0    0
Dolby Laboratories Inc.        COM              25659T107   424270   20300          Defined 1         20300      0    0
Dow Chemical Co.               COM              260543103   109620    2700          Defined 1          2700      0    0
EMC Corp.                      COM              268648102   246703   18100          Defined 1         18100      0    0
ENI SpA (ADR)                  SPONSORED ADR    26874R108   330484    5800          Defined 1          5800      0    0
Ensco International Inc.       COM              26874Q100   138915    2700          Defined 1          2700      0    0
Exxon Mobil Corp.              COM              30231G102   267784    4400          Defined 1          4400      0    0
General Electric Co.           COM              369604103  1099048   31600          Defined 1         31600      0    0
Genworth Financial Inc.        COM CL A         37247D106   330957    9900          Defined 1          9900      0    0
Harrah's Entertainment Inc.    COM              413619107   210492    2700          Defined 1          2700      0    0
HSBC Holdings Plc (ADR)        COM              404280406   167560    2000          Defined 1          2000      0    0
IMS Health Inc.                COM              449934108   829794   32200          Defined 1         32200      0    0
India Fund                     COM              454089103  2095245   41490          Defined 1         41490      0    0
Intel Corp.                    COM              458140100   295792   15200          Defined 1         15200      0    0
International Game Technology  GS NAT RES IDX   459902102  1236222   35100          Defined 1         35100      0    0
iShares Goldman Sachs Nat Res. MSCI AUSTRALIA   464287374  1722661   17950          Defined 1         17950      0    0
Index
IShares MSCI Australia Index   MSCI AUSTRIA     464286103  1017556   50827          Defined 1         50827      0    0
IShares MSCI Austria Index     MSCI BRAZIL      464286202  1026630   33000          Defined 1         33000      0    0
IShares MSCI Brazil Index      MSCI JAPAN       464286400   943818   23625          Defined 1         23625      0    0
IShares MSCI Japan Index       S&P EURO PLUS    464286848   211680   14700          Defined 1         14700      0    0
IShares S & P Europe 350 Index COM              464287861  1785885   20100          Defined 1         20100      0    0
ITT Industries Inc             COM              450911102   342942    6100          Defined 1          6100      0    0
Johnson & Johnson              COM              478160104   307944    5200          Defined 1          5200      0    0
Kellogg Co.                    COM              487836108   440400   10000          Defined 1         10000      0    0
Manpower Inc.                  COM              56418H100  1212216   21200          Defined 1         21200      0    0
Marathon Oil Corp.             COM              565849106   319914    4200          Defined 1          4200      0    0
Marsh & McLennan Companies     COM              571748102    14680     500          Defined 1           500      0    0
Inc.
McDonald's Corp.               COM NEW          580135101   219904    6400          Defined 1          6400      0    0
Microsoft Corp.                COM              594918104  1297917   47700          Defined 1         47700      0    0
Moody's Corp.                  UNIT SER 1       615369105   921834   12900          Defined 1         12900      0    0
Morgan Stanley, Dean Witter &  SPONSORED ADR    617446448   778968   12400          Defined 1         12400      0    0
Co.
Motorola Inc.                  ADR              620076109   444454   19400          Defined 1         19400      0    0
NASDAQ-100                     SPONS ADR        631100104  5371233  128100          Defined 1        128100      0    0
Nokia Corp. (ADR)              COM              654902204   650608   31400          Defined 1         31400      0    0
Novo Nordisk A/S (ADR)         COM              670100205   627109   10100          Defined 1         10100      0    0
NTT DoCoMo Inc. (ADR)          COM              62942M201   156562   10600          Defined 1         10600      0    0
Omnicom Group                  COM              681919106  1032300   12400          Defined 1         12400      0    0
Pall Corp.                     COM              696429307  1219529   39100          Defined 1         39100      0    0
Pfizer Inc.                    COM              717081103   645428   25900          Defined 1         25900      0    0
Precision Castparts Corp.      COM              740189105   249480    4200          Defined 1          4200      0    0
Procter & Gamble Co.           COM              742718109   293913    5100          Defined 1          5100      0    0
Prudential Financial Inc.      SPONSORED ADR    744320102   818748   10800          Defined 1         10800      0    0
Quest Diagnostics Inc.         UNIT SER 1       74834L100   456570    8900          Defined 1          8900      0    0
Rockwell Automation Inc.       COM              773903109   366741    5100          Defined 1          5100      0    0
Ryanair Holdings Plc ADR       COM FON          783513104   689220   12600          Defined 1         12600      0    0
S & P 500 Depository Receipt   COM              78462F103 28718396  221200          Defined 1        221200      0    0
Sealed Air Corp.               SPONSORED ADR    81211K100  1140039   19700          Defined 1         19700      0    0
Sprint Nextel Corp.            SPONSORED ADR    852061100   325584   12600          Defined 1         12600      0    0
St. Paul Travelers Companies   CL B             792860108   672819   16100          Defined 1         16100      0    0
Inc.
Street Tracks Gold Trust       COM              863307104  1786575   30750          Defined 1         30750      0    0
Technip SA (ADR)               COM              878546209   557108    8200          Defined 1          8200      0    0
Teva Pharmaceutical Industries CL A             881624209  1243636   30200          Defined 1         30200      0    0
Ltd. ADR
Total SA (ADR)                                  89151E109   605958    4600          Defined 1          4600      0    0
United Parcel Service Inc.                      911312106   301644    3800          Defined 1          3800      0    0
United Technologies Corp.                       913017109   446369    7700          Defined 1          7700      0    0
Wells Fargo & Co.                               949746101   798375   12500          Defined 1         12500      0    0
XTO Energy Inc.                                 98385X106   296276    6800          Defined 1          6800      0    0
Zebra Technologies Corp. Class                  989207105   451672   10100          Defined 1         10100      0    0
A
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